The Effect of Derivative Instruments on the Consolidated Statements of Income, Pre-tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	¥ (80)	¥ 258	¥ (635)	¥ 387
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(12)	(15)	(43)	(300)
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(71)	100	40	926
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	90	52	532	127
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(829)	(1,468)	685	(1,577)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedges | Foreign currency swap agreements | Interest on loans and investment securities/Interest expense/Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(173)	183	(946)	253
Fair value hedges | Interest rate swap agreements | Interest on loans and investment securities/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	399	(1,642)	4,073	2,551
Gains (losses) recognized in income on hedged item	(458)	1,613	(4,324)	(2,735)
Fair value hedges | Foreign exchange contracts | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,683)	2,952	5,450	11,816
Gains (losses) recognized in income on hedged item	1,683	(2,952)	(5,450)	(11,816)
Fair value hedges | Foreign currency swap agreements | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,903)	601	1,440	5,531
Gains (losses) recognized in income on hedged item	1,903	(601)	(1,440)	(5,531)
Fair value hedges | Foreign currency long-term-debt | Foreign currency transaction loss
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	596	932	(351)	932
Gains (losses) recognized in income on hedged item	(596)	(932)	351	(932)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(900)	1,381	4,770	6,193
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Hedges of net investment in foreign operations | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)				39
Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(1,014)	1,483	4,087	5,154
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	6	(32)	18	30
Trading derivatives or derivatives not designated as hedging instruments | Foreign exchange contracts | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(90)	(164)	672	(4)
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	15	(31)	9	(40)
Trading derivatives or derivatives not designated as hedging instruments | Futures | Brokerage commissions and net gains (losses) on investment securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(707)	1,646	(1,076)	2,289
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	20	(507)	17	(423)
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Other operating revenues/expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 119	¥ 52	¥ 65	¥ (51)